CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION
NOTE 15:-	CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

The Company applies ASC 280, "Segment Reporting" ("ASC 280"). Operating segments are defined as components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker. Segments are managed separately as follows:

Fixed Networks provides advanced fixed broadband satellite communication networks, satellite communication systems and associated professional services and comprehensive turnkey solutions and fully managed satellite network services solutions. The Company’s customers are service providers, satellite operators, mobile network operators, or MNOs, telecommunication companies and large enterprises, consumers and governments worldwide. In addition, it includes the Company’s network operation in Peru.

Mobility Solutions provides advanced on-the-move satellite communications equipment, systems and solutions, including airborne, maritime and ground-mobile satellite systems and solutions. The Company’s product portfolio comprises of high-speed modems, high performance on-the-move antennas and high efficiency, high power SSPAs and BUCs. The Company’s customers are service providers, system integrators, defense and homeland security organizations, as well as other commercial entities worldwide.

Terrestrial Infrastructure Projects includes the Company's construction of fiber and microwave network in Peru.

a.	Information on the reportable segments:

1.	The measurement of the reportable operating segments is based on the same accounting principles applied in these financial statements which includes certain corporate overhead allocations.

2.	The above changes in the Company's reportable segments had no effect on the goodwill assignment among the divisions.

3.	Financial data relating to reportable operating segments:

	Year ended December 31, 2019
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Total

Revenues	$127,265	$104,665	$31,562	$263,492
Cost of revenues	80,038	53,263	34,314	167,615

Gross profit (loss)	47,227	51,402	(2,752)	95,877

Research and development, net	10,919	19,265	-	30,184
Selling and marketing	14,955	6,485	48	21,488
General and administrative	11,363	5,948	1,322	18,633

Operating income (loss)	9,990	19,704	(4,122)	25,572
Financial expenses, net				2,617

Income before taxes				22,955
Taxes on income (benefit)				(13,583)

Net income				$36,538

Depreciation and amortization expenses	$7,032	$3,871	$75	$10,978

	Year ended December 31, 2018
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Total

Revenues	$144,208	$97,180	$25,003	$266,391
Cost of revenues	93,745	47,995	30,614	172,354

Gross profit (loss)	50,463	49,185	(5,611)	94,037

Research and development, net	11,764	21,259	-	33,023
Selling and marketing	16,106	6,421	179	22,706
General and administrative	11,302	4,436	1,286	17,024

Operating income (loss)	11,291	17,069	(7,076)	21,284
Financial expenses, net				4,298

Income before taxes				16,986
Taxes on income (benefit)				(1,423)

Net income				$18,409

Depreciation and amortization expenses	$6,811	$6,128	$210	$13,149

	Year ended December 31, 2017
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Total

Revenues	$116,105	$88,397	$78,254	$282,756
Cost of revenues	81,920	46,493	71,848	200,261

Gross profit	34,185	41,904	6,406	82,495

Research and development, net	12,172	15,842	-	28,014
Selling and marketing	17,782	5,782	195	23,759
General and administrative	10,987	6,326	2,548	19,861

Operating income (loss)	(6,756)	13,954	3,663	10,861
Financial expenses, net				4,307

Income before taxes				6,554
Taxes on income (benefit)				(247)

Net income				$6,801

Depreciation and amortization expenses	$5,046	$7,902	$192	$13,140

b.	Geographic information:

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Year ended December 31,
	2019	2018	2017

Latin America	$81,622	$94,707	$132,134
Asia Pacific	44,181	39,381	34,586
North America	107,520	97,122	73,921
Europe, the Middle East and Africa	30,169	35,181	42,115

	$263,492	$266,391	$282,756

c.	The Company's long-lived assets (property and equipment, net) are located as follows:

	December 31,
	2019	2018

Israel	$62,531	$64,018
Latin America	3,828	4,564
United States	6,159	5,620
Europe	9,025	9,117
Other	1,041	1,084

	$82,584	$84,403

d.	The table below represents the revenues from major customers:

	Year ended December 31,
	2019	2018	2017

Customer A	16%	10%	28%
Customer B	12%	15%	*	)
Customer C	11%	* )	*	)
Customer D	* )	13%	*	)

*)          Less than 10%

Customer A is located in Peru, Customers B and C are located in North America and Customer D is located in Colombia.